Summary of Significant Accounting Policies - Summary of Investment Property Estimated Useful Lives (Detail) - Buildings [member]	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about investment property [Line Items]
Estimated useful lives of investment properties	30 years
Top of range [member]
Disclosure of detailed information about investment property [Line Items]
Estimated useful lives of investment properties	35 years